LONG-TERM LOANS	12 Months Ended
Dec. 31, 2013
LONG-TERM LOANS [Abstract]
LONG-TERM LOANS
NOTE 10:	LONG-TERM LOANS

a.	Long-term loans are classified as follows:

	Weighted average interest
	December 31,		December 31,
	2013	2012	2013	2012
	%
Currency:

U.S. Dollar	-	1.56	$-	$2,431
Australian Dollar	-	4.65	-	2,843
Canadian Dollar	-	2.35	-	226

Total long-term loans			-	5,500
Less-current maturities			-	5,500

			$-	$-